Consolidated balance sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash, current	$ 7,855	$ 65,186
Marketable securities, current	15,274	30,792
Accounts receivable, current	46,131	14,516
Loans receivable, current	110,910	23,588
Total current assets	180,170	134,082
Equity investment, net	0	27,034
Oil and gas property, net	4,123	23,291
Total assets	184,293	184,407
Current liabilities
Accounts payable and accrued liabilities, current	41,640	45,522
Loan payable, current	176,312	172,842
Deferred revenue, current	91,892	0
Due to related parties, current	840,450	921,034
Total current liabilities	1,150,294	1,139,398
Asset retirement obligation	4,123	4,042
Total liabilities	1,154,417	1,143,440
Shareholders' deficit:
Common stock value	2,358,954	2,358,954
Additional paid-in capital	9,527	9,527
Accumulated other comprehensive loss	(71,790)	(50,653)
Accumulated deficit	(3,266,815)	(3,276,861)
Total stockholders' deficit	(970,124)	(959,033)
Total liabilities and stockholders' deficit	$ 184,293	$ 184,407